Defined benefit pension plans and other post-employment benefits	12 Months Ended
Dec. 31, 2022
Defined Benefit Pension Plans And Other Post-employment Benefits
Defined benefit pension plans and other post-employment benefits

40.       Defined benefit pension plans and other post-employment benefits

	2022	2021

PAMEC/asset policy and medical plan	5,825	6,492

ICATU, SISTEL and VIVEST

The Company sponsors defined benefit private pension and contribution plans for a group of employees from the former TELEBRÁS system, which are currently under the administration of ICATU FUNDO MULTIPATROCINADO and Fundação Sistel de Seguridade Social. In addition to the plans coming from the TELEBRÁS system, there is also the plan administered by the VIVEST foundation resulting from the incorporation of AES Atimus.

 Such supplementary pension plans, as well as medical plans, are briefly explained below:

PBS assisted (PBS-Tele Celular Sul and PBS-Tele Nordeste Celular): SISTEL benefit plan with a defined benefit feature. It includes retired employees who were part of the plans sponsored by the companies of the old TELEBRÁS system;

PBS (PBS Tele Celular Sul and PBS Tele Nordeste Celular): pension plan for active and assisted employees with defined benefit characteristics. These benefit plans are managed by the ICATU Fundo MULTIPATROCINADO;

TIMPREV Plan (South and Northeast): pension plan for active and assisted employees with defined contribution characteristics. These benefit plans are managed by the ICATU Fundo MULTIPATROCINADO;

Administration agreement: administration agreement for retirement payment to retirees and pensioners of the company's predecessors. Said plan is managed by ICATU Fundo MULTIPATROCINADO;

PAMEC/Asset Policy: complementary health care plan for retirees of the Company's predecessors;

AES Telecom: Complementary pension plan managed by Vivest, which is the responsibility of TIM, due to the acquisition of AES Atimus, a company that belonged to the former Eletropaulo. Currently, the plan is in the process of Withdrawal of Sponsorship with the National Superintendence of Complementary Pensions (PREVIC).

Fiber medical plan: Provision for maintenance of health plan as post-employment benefit to former employees of AES Atimus (as established in Law 9656/98, articles 30 and 31), which was acquired and incorporated by TIM.

The actuarial position of liabilities and assets related to retirement and health care plans, on December 31, 2022, in accordance with the rules provided for by IAS 19 is presented below.

a) Effects on the base date of December 31:

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan	2022	2021

Reconciliation of assets and liabilities	(*)		(*)

Present value of the actuarial obligations	35,189	8,624	105	776	12,536	3,210	60,440	66,167
Fair value of the plan assets	(54,337)	(14,977)	(360)	-	(10,697)	-	(80,371)	(83,133)
Present value of the obligations exceeding the fair value of the assets	(19,148)	(6,353)	(255)	776	1,839	3,210	(19,931)	(16,966)

Amount recognized in other comprehensive income	7,983	1,674	203	-	-	-	9,860	2,495
Net actuarial liabilities/(assets)	(11,165)	(4,679)	(52)	776	1,839	3,210	(10,071)	(14,471)

(*)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

b) Changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2021	(17,609)	(3,236)	(118)	672	2,589	3,231
Expense (revenue) recognized in income	(1,552)	(284)	(10)	57	234	411
Contributions of the sponsor	-	-	-	(44)	-	(34)
Recognized actuarial (gains) or losses	7,996	(1,159)	76	91	(984)	(398)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2022	(11,165)	(4,679)	(52)	776	1,839	3,210

c) Reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Value of obligations on 12/31/2021	38,869	9,176	119	672	14,100	3,231
Cost of current service	4	-	-	-	-	121
Interest on actuarial obligation	3,289	769	10	57	1,242	290
Benefits paid in the year	(3,103)	(772)	(9)	(44)	(718)	(34)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	(3,870)	(549)	(15)	(198)	(2,088)	(398)

Value of obligations on 12/31/2022	35,189	8,624	105	487	12,536	3,210

d) Reconciliation of the fair value of the assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2021	56,478	14,739	405	-	11,511	-
Benefits paid in the year	(3,103)	(772)	(9)	-	(718)	-
Actual earnings from assets during the year	4,841	1,257	35	-	1,008	-
Company’s contributions / (returns)	-	-	(73)	-	-	-
Actuarial gain (loss) on plan assets	(3,879)	(247)	2	-	(1,104)	-
Fair value of assets on 12/31/2022	54,337	14,977	360	-	10,697	-

e) Expenses planned for 2023

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	7	-	-	-	-	97
Interest on actuarial obligations	3,389	769	10	57	923	323
Earnings expected from assets	(5,326)	(1,257)	(32)	-	(737)	-
Interest on the effect of the (asset)/liability limit	1,128	284	5	-	-	-

Total unrecognized net expense (revenue)	(802)	(204)	(17)	57	186	420

Actuarial assumptions adopted in the calculations

The main actuarial assumptions adopted in the calculation were as follows:

Nominal discount rate for the actuarial obligation:	PBS South: 10.11% / 6.39%; PBS Nordeste: 10.11% / 6.39%; CA: 10.11% / 6.39%; PBS-A: 10.12% / 6.40%; AES: 10.16% / 6.43%; PAMEC: 10.11% / 6.39%; FIBER: 10.14% / 6.42%;
Salary growth rate - nominal:	PBS: 3.50%/ 0.00% CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%;
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/ (length of service + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: Not applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method